Loans from Banking Corporations - Schedule of Composition (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition [Abstract]
Loan denominated in shekels, Interest rate	[1]
Loan denominated in shekels, Amount	[1]		$ 99
Less current maturities			73
Loans from banking corporations			$ 26

[1]	During 2024, the Company fully repaid the loan, including current interest and principal.